CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
License	$ 192,514	$ 147,640	$ 131,530
Maintenance and professional services	150,685	114,061	85,083
Revenues	343,199	261,701	216,613
Cost of revenues:
License	10,526	7,911	4,726
Maintenance and professional services	37,935	33,937	25,425
Cost of revenues	48,461	41,848	30,151
Gross profit	294,738	219,853	186,462
Operating expenses:
Research and development	57,112	42,389	34,614
Sales and marketing	148,290	126,739	93,775
General and administrative	42,044	30,399	22,117
Total operating expenses	247,446	199,527	150,506
Operating income	47,292	20,326	35,956
Financial income, net	4,551	4,103	245
Income before taxes on income	51,843	24,429	36,201
Taxes on income	(4,771)	(8,414)	(8,077)
Net income	$ 47,072	$ 16,015	$ 28,124
Basic net income per ordinary share	$ 1.30	$ 0.46	$ 0.83
Diluted net income per ordinary share	$ 1.27	$ 0.44	$ 0.78
Change in unrealized losses on marketable securities:
Unrealized loss arising during the year	$ (43)	$ (29)	$ (141)
Change in unrealized losses on marketable securities, total	(43)	(29)	(141)
Change in unrealized gain on cash flow hedges:
Unrealized gain (loss) arising during the year	(2,469)	1,470	249
Loss (gain) reclassified into earnings	1,466	(1,159)	(190)
Change in unrealized gain on cash flow hedges, net	(1,003)	311	59
Other comprehensive income (loss), net of taxes of $16, $(41) and $143 for the years 2016, 2017 and 2018, respectively	(1,046)	282	(82)
Total comprehensive income	$ 46,026	$ 16,297	$ 28,042